Judicial deposits	12 Months Ended
Dec. 31, 2023
Judicial Deposits
Judicial deposits

14.	Judicial deposits

	12.31.2023	12.31.2022
Taxes claims (14.1)	482,002	444,134
Labor claims	84,107	125,862
.
Civil claims
Civil claims	43,081	39,597
Easements	19,340	14,726
Customers	5,723	4,862
	68,144	59,185
.
Others	459	3,277
	634,712	632,458

14.1 Tax judicial deposits

Of the balance on December 31, 2023, R$265,116 (R$241,681 on December 31, 2022) refers to the challenge in court of the levy of social security contribution (INSS payable) on certain salary amounts. The liability is recorded under Other Tax Obligations (Note 12.2).